INCOME TAX (Details Narrative) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 11,187,000	$ 10,173.00
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16,317,000	14,290,000
City [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 10,218,000	$ 10,218,000